Earnings per Share (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Incremental shares	2,698,994	1,710,513	3,257,861
Warrant [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Denominator of the diluted earnings per share calculation	390,132		0
Restricted Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Denominator of the diluted earnings per share calculation	469,525	109,089